FORTIS

Fortis Financial Group
P. O. Box 64284
St. Paul, MN 55164-0284
(612) 738-4000
(800) 800-2638

May 4, 1998

Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

RE:  Fortis Series Fund, Inc.
     File No. 33-3920, 811-4615

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of
1933, Fortis Series Fund, Inc. (the "Company") certifies that:

1) the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Company (post-effective amendment #23 filed May 1, 1998); and

2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Scott R. Plummer

Scott R. Plummer
Vice President and Associate General Counsel